Risk - Summary of Company's Exposure to Foreign Currency Risk (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Risk
Cash and cash equivalents (Note 5)	$ 6,197	R$ 48,900	R$ 12,301	R$ 834	R$ 4,358
Financial investments		577,398	810,812
Currency risk
Risk
Cash and cash equivalents (Note 5)		23,346	R$ 3,615
Financial investments		R$ 1,629